Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	40
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$130,495,308.50	0.7996036	$115,042,653.20	0.7049182	$15,452,655.29
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$202,525,308.50	0.1360847	$187,072,653.20	0.1257014	$15,452,655.29

Weighted Avg. Coupon (WAC)	4.14%		4.15%
Weighted Avg. Remaining Maturity (WARM)	24.17		23.32
Pool Receivables Balance	$235,149,347.15		$219,517,552.40
Remaining Number of Receivables	30,657		29,885

Adjusted Pool Balance	$233,179,052.85		$217,726,397.56

III. COLLECTIONS

Principal:
Principal Collections	$15,435,198.08
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$230,267.29
Total Principal Collections	$15,665,465.37

Interest:
Interest Collections	$813,030.37
Late Fees & Other Charges	$43,843.29
Interest on Repurchase Principal	$-
Total Interest Collections	$856,873.66

Collection Account Interest	$3,828.97
Reserve Account Interest	$947.00
Servicer Advances	$-

Total Collections	$16,527,115.00

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	40
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$16,527,115.00
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,527,115.00

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$195,957.79	$-	$195,957.79	$195,957.79
Collection Account Interest					$3,828.97
Late Fees & Other Charges					$43,843.29
Total due to Servicer					$243,630.05

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$81,559.57		$81,559.57

Total Class A interest:		$81,559.57		$81,559.57	$81,559.57

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$16,126,089.13

7. Regular Principal Distribution Amount:					$15,452,655.29

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$15,452,655.29
Class A Notes Total:		$15,452,655.29		$15,452,655.29
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$15,452,655.29		$15,452,655.29

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					673,433.84

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,970,294.30
Beginning Period Amount	$1,970,294.30
Current Period Amortization	$179,139.46
Ending Period Required Amount	$1,791,154.84
Ending Period Amount	$1,791,154.84
Next Distribution Date Amount	$1,622,015.25

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	40
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	13.15%	14.08%	14.08%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.30%	29,377	97.62%	$214,297,941.66
30 - 60 Days	1.40%	419	1.93%	$4,228,900.76
61 - 90 Days	0.25%	75	0.38%	$826,286.68
91-120 Days	0.05%	14	0.07%	$164,423.30
121 + Days	0.00%	0	0.00%	$-
Total		29,885		$219,517,552.40

Delinquent Receivables 30+ Days Past Due
Current Period	1.70%	508	2.38%	$5,219,610.74
1st Preceding Collection Period	1.69%	517	2.34%	$5,493,083.07
2nd Preceding Collection Period	1.64%	518	2.21%	$5,578,481.65
3rd Preceding Collection Period	2.12%	682	2.84%	$7,630,528.70
Four-Month Average	1.79%		2.44%

Repossession in Current Period		19		$181,892.36
Repossession Inventory		43		$98,311.92

Current Charge-Offs
Gross Principal of Charge-Offs				$196,596.67
Recoveries				$(230,267.29)
Net Loss				$(33,670.62)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.17%

Average Pool Balance for Current Period				$227,333,449.78

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.18%
1st Preceding Collection Period				-0.91%
2nd Preceding Collection Period				0.23%
3rd Preceding Collection Period				0.48%
Four-Month Average				-0.09%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	23	2,334	$34,017,909.25
Recoveries	29	2,136	$(21,680,856.53)
Net Loss			$12,337,052.72
Cumulative Net Loss as a % of Initial Pool Balance			0.79%

Net Loss for Receivables that have experienced a Net Loss *	8	1,928	$12,468,528.67
Average Net Loss for Receivables that have experienced a Net Loss			$6,467.08

Principal Balance of Extensions			$734,261.92
Number of Extensions			67

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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